Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended		6 Months Ended
	Dec. 22, 2020	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 17, 2020
Temporary equity, shares outstanding			23,364,811
Cash equivalents			$ 0	$ 0
Unrecognized tax benefits			0
Unrecognized tax benefits accrued for interest and penalties			$ 0
Anti-dilutive securities attributable to warrants (in shares)			18,525,000	18,525,000
Payments for investment of cash in Trust Account			$ 258,750,000
Class A common stock subject to possible redemption, outstanding (in shares)			23,364,811
Class B Common Stock
Shares subject to forfeiture				843,750	843,750
Private Placement Warrants
Warrants outstanding			5,587,500
Public Warrants
Warrants outstanding			12,937,500	12,937,500
Initial Public Offering
Payments for investment of cash in Trust Account	$ 258,800,000
Initial Public Offering | Private Placement Warrants
Payments for investment of cash in Trust Account		$ 258,800,000		$ 258,800,000